Segments of Operations (Tables)	3 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of focuses on two fields of activity, land inventory development for master planned communities and real estate investment
	Period ended December 31, 2021
	Land inventory	Real Estate investments	Total
	USD in thousands
Revenues for reportable segments	-	-	-
Loss for reportable segments	-	-	-
General and administrative expenses	5	-	5
Interest expense	22	-	22
Loss for the period	27	-	27
Assets for reportable segments	18,243	17,914	36,157
unallocated amounts			268
Total assets			36,425
Liabilities for reportable segments	5,732	10,038	15,770
unallocated amounts			221
Total Liabilities			15,991